Reserves - Disclosure of Detailed Information About Reserves Within Equity (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of reserves within equity [abstract]
Opening balance	$ (2,013)	$ (2,006)
Transfers in	2,131	(7)	$ 148
Balance at the end of the year	$ 118	$ (2,013)	$ (2,006)